Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	204,335
Proposed Maximum Offering Price per Unit	25.745
Maximum Aggregate Offering Price	$ 5,260,604.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 726.49
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also relates to such indeterminate number of additional shares of Common Stock as may be issuable under the NorthEast Community Bancorp, Inc. 2026 Equity Incentive Plan (the "Plan") to prevent dilution in the event of a stock dividend, stock split, recapitalization, or other similar changes in the capital structure, merger, consolidation, spin-off, split-off, spin-out, split-up, reorganization, partial or complete liquidation, or other distribution of assets, issuance of rights or warrants to purchase securities, or any other corporate transaction or event having an effect similar to any of the foregoing. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $25.745 per share represents the average of the high and low sales prices of the registrant's common stock as reported on the Nasdaq Capital Market on June 18, 2026.